Financial risk management (Details) - Schedule of assumptions and scenarios - $ / shares	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Maturity Date [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Soybean
Price	R$/bag
Market	CBOT
Maturity	Aug. 13, 2021
Probable scenario	$ 157.71
Devaluation in reais R$ Scenario I - 25%	118.28
Devaluation in reais R$ Scenario II - 50%	78.86
Appreciation in Reais R$ Scenario III + 25%	197.14
Appreciation in Reais R$ Scenario IV+ 50%	$ 236.57
Maturity Date One [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Soybean
Price	R$/bag
Market	CBOT
Maturity	Oct. 22, 2021
Probable scenario	$ 154.29
Devaluation in reais R$ Scenario I - 25%	115.72
Devaluation in reais R$ Scenario II - 50%	77.15
Appreciation in Reais R$ Scenario III + 25%	192.86
Appreciation in Reais R$ Scenario IV+ 50%	$ 231.44
Maturity Date Two [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Soybean
Price	R$/bag
Market	CBOT
Maturity	Oct. 26, 2021
Probable scenario	$ 150.37
Devaluation in reais R$ Scenario I - 25%	112.78
Devaluation in reais R$ Scenario II - 50%	75.19
Appreciation in Reais R$ Scenario III + 25%	187.96
Appreciation in Reais R$ Scenario IV+ 50%	$ 225.56
Maturity Date Three [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Soybean
Price	R$/bag
Market	CBOT
Maturity	Nov. 12, 2021
Probable scenario	$ 154.29
Devaluation in reais R$ Scenario I - 25%	115.72
Devaluation in reais R$ Scenario II - 50%	77.15
Appreciation in Reais R$ Scenario III + 25%	192.86
Appreciation in Reais R$ Scenario IV+ 50%	$ 231.44
Maturity Date Four [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Soybean
Price	R$/bag
Market	CBOT
Maturity	Dec. 27, 2021
Probable scenario	$ 154.37
Devaluation in reais R$ Scenario I - 25%	115.78
Devaluation in reais R$ Scenario II - 50%	77.19
Appreciation in Reais R$ Scenario III + 25%	192.96
Appreciation in Reais R$ Scenario IV+ 50%	$ 231.56
Maturity Date Five [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Soybean
Price	R$/bag
Market	CBOT
Maturity	Feb. 18, 2022
Probable scenario	$ 151.39
Devaluation in reais R$ Scenario I - 25%	113.54
Devaluation in reais R$ Scenario II - 50%	75.7
Appreciation in Reais R$ Scenario III + 25%	189.24
Appreciation in Reais R$ Scenario IV+ 50%	$ 227.09
Maturity Date Six [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Soybean
Price	R$/bag
Market	CBOT
Maturity	Jun. 24, 2022
Probable scenario	$ 150.37
Devaluation in reais R$ Scenario I - 25%	112.78
Devaluation in reais R$ Scenario II - 50%	75.19
Appreciation in Reais R$ Scenario III + 25%	187.96
Appreciation in Reais R$ Scenario IV+ 50%	$ 225.56
Maturity Date Seven [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Soybean
Price	R$/bag
Market	CBOT
Maturity	Jun. 28, 2022
Probable scenario	$ 150.37
Devaluation in reais R$ Scenario I - 25%	112.78
Devaluation in reais R$ Scenario II - 50%	75.19
Appreciation in Reais R$ Scenario III + 25%	187.96
Appreciation in Reais R$ Scenario IV+ 50%	$ 225.56
Maturity Date eight [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Cotton
Price	R$/arroba
Market	CBOT
Maturity	Nov. 12, 2021
Probable scenario	$ 140.44
Devaluation in reais R$ Scenario I - 25%	105.33
Devaluation in reais R$ Scenario II - 50%	70.22
Appreciation in Reais R$ Scenario III + 25%	175.55
Appreciation in Reais R$ Scenario IV+ 50%	$ 210.66
Maturity Date Nine [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Cotton
Price	R$/arroba
Market	CBOT
Maturity	Dec. 08, 2021
Probable scenario	$ 140.44
Devaluation in reais R$ Scenario I - 25%	105.33
Devaluation in reais R$ Scenario II - 50%	70.22
Appreciation in Reais R$ Scenario III + 25%	175.55
Appreciation in Reais R$ Scenario IV+ 50%	$ 210.66
Maturity Date Ten [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Cotton
Price	R$/arroba
Market	CBOT
Maturity	Nov. 16, 2022
Probable scenario	$ 128.65
Devaluation in reais R$ Scenario I - 25%	96.49
Devaluation in reais R$ Scenario II - 50%	64.33
Appreciation in Reais R$ Scenario III + 25%	160.81
Appreciation in Reais R$ Scenario IV+ 50%	$ 192.98
Maturity Date Eleven [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Corn
Price	R$/bag
Market	CBOT
Maturity	Aug. 27, 2021
Probable scenario	$ 70.81
Devaluation in reais R$ Scenario I - 25%	53.11
Devaluation in reais R$ Scenario II - 50%	35.41
Appreciation in Reais R$ Scenario III + 25%	88.51
Appreciation in Reais R$ Scenario IV+ 50%	$ 106.22
Maturity Date Twelve [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Corn
Price	R$/bag
Market	CBOT
Maturity	Aug. 31, 2021
Probable scenario	$ 70.81
Devaluation in reais R$ Scenario I - 25%	53.11
Devaluation in reais R$ Scenario II - 50%	35.41
Appreciation in Reais R$ Scenario III + 25%	88.51
Appreciation in Reais R$ Scenario IV+ 50%	$ 106.22
Maturity Date Thirteen [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Corn
Price	R$/bag
Market	OTC/Stock Exchange
Maturity	Sep. 19, 2022
Probable scenario	$ 80.27
Devaluation in reais R$ Scenario I - 25%	60.2
Devaluation in reais R$ Scenario II - 50%	40.14
Appreciation in Reais R$ Scenario III + 25%	100.34
Appreciation in Reais R$ Scenario IV+ 50%	$ 120.41
Maturity Date Fifteen [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Corn
Price	R$/bag
Market	OTC/Stock Exchange
Maturity	Sep. 15, 2021
Probable scenario	$ 91.5
Devaluation in reais R$ Scenario I - 25%	68.63
Devaluation in reais R$ Scenario II - 50%	45.75
Appreciation in Reais R$ Scenario III + 25%	114.38
Appreciation in Reais R$ Scenario IV+ 50%	$ 137.25
Maturity Date Sixteen [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Corn
Price	R$/bag
Market	OTC/Stock Exchange
Maturity	Sep. 15, 2022
Probable scenario	$ 80.27
Devaluation in reais R$ Scenario I - 25%	60.2
Devaluation in reais R$ Scenario II - 50%	40.14
Appreciation in Reais R$ Scenario III + 25%	100.34
Appreciation in Reais R$ Scenario IV+ 50%	$ 120.41
Maturity Date Seventeen [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	OTC/Stock Exchange
Maturity	Jul. 30, 2021
Probable scenario	$ 2,850
Devaluation in reais R$ Scenario I - 25%	2,137.5
Devaluation in reais R$ Scenario II - 50%	1,425
Appreciation in Reais R$ Scenario III + 25%	3,562.5
Appreciation in Reais R$ Scenario IV+ 50%	$ 4,275
Maturity Date Eighteen [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	OTC/Stock Exchange
Maturity	Aug. 31, 2021
Probable scenario	$ 2,865
Devaluation in reais R$ Scenario I - 25%	2,148.75
Devaluation in reais R$ Scenario II - 50%	1,432.5
Appreciation in Reais R$ Scenario III + 25%	3,581.25
Appreciation in Reais R$ Scenario IV+ 50%	$ 4,297.5
Maturity Date Nineteen [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	OTC/Stock Exchange
Maturity	Sep. 30, 2021
Probable scenario	$ 2,867.5
Devaluation in reais R$ Scenario I - 25%	2,150.63
Devaluation in reais R$ Scenario II - 50%	1,433.75
Appreciation in Reais R$ Scenario III + 25%	3,584.38
Appreciation in Reais R$ Scenario IV+ 50%	$ 4,301.25
Maturity Date Twenty Ten [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Fed cattle
Price	R$/bag
Market	OTC/Stock Exchange
Maturity	Oct. 29, 2021
Probable scenario	$ 318
Devaluation in reais R$ Scenario I - 25%	238.5
Devaluation in reais R$ Scenario II - 50%	159
Appreciation in Reais R$ Scenario III + 25%	397.5
Appreciation in Reais R$ Scenario IV+ 50%	$ 477
Maturity Date Twenty [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	USD
Maturity	Jul. 05, 2021
Probable scenario	$ 5.04
Devaluation in reais R$ Scenario I - 25%	3.78
Devaluation in reais R$ Scenario II - 50%	2.52
Appreciation in Reais R$ Scenario III + 25%	6.3
Appreciation in Reais R$ Scenario IV+ 50%	$ 7.56
Maturity Date Twenty One [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	USD
Maturity	Jul. 15, 2021
Probable scenario	$ 5.05
Devaluation in reais R$ Scenario I - 25%	3.79
Devaluation in reais R$ Scenario II - 50%	2.52
Appreciation in Reais R$ Scenario III + 25%	6.31
Appreciation in Reais R$ Scenario IV+ 50%	$ 7.57
Maturity Date Twenty Two [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	USD
Maturity	Jul. 27, 2021
Probable scenario	$ 5.06
Devaluation in reais R$ Scenario I - 25%	3.79
Devaluation in reais R$ Scenario II - 50%	2.53
Appreciation in Reais R$ Scenario III + 25%	6.32
Appreciation in Reais R$ Scenario IV+ 50%	$ 7.58
Maturity Date Twenty Three [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	USD
Maturity	Aug. 26, 2021
Probable scenario	$ 5.08
Devaluation in reais R$ Scenario I - 25%	3.81
Devaluation in reais R$ Scenario II - 50%	2.54
Appreciation in Reais R$ Scenario III + 25%	6.35
Appreciation in Reais R$ Scenario IV+ 50%	$ 7.62
Maturity Date Twenty Four [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	USD
Maturity	Aug. 30, 2021
Probable scenario	$ 5.08
Devaluation in reais R$ Scenario I - 25%	3.81
Devaluation in reais R$ Scenario II - 50%	2.54
Appreciation in Reais R$ Scenario III + 25%	6.35
Appreciation in Reais R$ Scenario IV+ 50%	$ 7.62
Maturity Date Twenty Five [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	USD
Maturity	Aug. 31, 2021
Probable scenario	$ 5.08
Devaluation in reais R$ Scenario I - 25%	3.81
Devaluation in reais R$ Scenario II - 50%	2.54
Appreciation in Reais R$ Scenario III + 25%	6.35
Appreciation in Reais R$ Scenario IV+ 50%	$ 7.62
Maturity Date Twenty Six [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	USD
Maturity	Sep. 28, 2021
Probable scenario	$ 5.11
Devaluation in reais R$ Scenario I - 25%	3.83
Devaluation in reais R$ Scenario II - 50%	2.55
Appreciation in Reais R$ Scenario III + 25%	6.38
Appreciation in Reais R$ Scenario IV+ 50%	$ 7.66
Maturity Date Twenty Seven [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	USD
Maturity	Nov. 16, 2021
Probable scenario	$ 5.15
Devaluation in reais R$ Scenario I - 25%	3.86
Devaluation in reais R$ Scenario II - 50%	2.57
Appreciation in Reais R$ Scenario III + 25%	6.44
Appreciation in Reais R$ Scenario IV+ 50%	$ 7.72
Maturity Date Twenty Eight [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	USD
Maturity	Nov. 17, 2021
Probable scenario	$ 5.15
Devaluation in reais R$ Scenario I - 25%	3.86
Devaluation in reais R$ Scenario II - 50%	2.58
Appreciation in Reais R$ Scenario III + 25%	6.44
Appreciation in Reais R$ Scenario IV+ 50%	$ 7.73
Maturity Date Twenty Nine [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	USD
Maturity	Mar. 31, 2022
Probable scenario	$ 5.28
Devaluation in reais R$ Scenario I - 25%	3.96
Devaluation in reais R$ Scenario II - 50%	2.64
Appreciation in Reais R$ Scenario III + 25%	6.59
Appreciation in Reais R$ Scenario IV+ 50%	$ 7.91
Maturity Date Thirty [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	USD
Maturity	May 10, 2022
Probable scenario	$ 5.32
Devaluation in reais R$ Scenario I - 25%	3.99
Devaluation in reais R$ Scenario II - 50%	2.66
Appreciation in Reais R$ Scenario III + 25%	6.65
Appreciation in Reais R$ Scenario IV+ 50%	$ 7.98
Maturity Date Thirty One [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	USD
Maturity	May 25, 2022
Probable scenario	$ 5.33
Devaluation in reais R$ Scenario I - 25%	4
Devaluation in reais R$ Scenario II - 50%	2.67
Appreciation in Reais R$ Scenario III + 25%	6.67
Appreciation in Reais R$ Scenario IV+ 50%	$ 8
Maturity Date Thirty Two [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	USD
Maturity	Jun. 27, 2022
Probable scenario	$ 5.37
Devaluation in reais R$ Scenario I - 25%	4.03
Devaluation in reais R$ Scenario II - 50%	2.68
Appreciation in Reais R$ Scenario III + 25%	6.71
Appreciation in Reais R$ Scenario IV+ 50%	$ 8.05
Maturity Date Thirty Three [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	USD
Maturity	Jun. 28, 2022
Probable scenario	$ 5.37
Devaluation in reais R$ Scenario I - 25%	4.03
Devaluation in reais R$ Scenario II - 50%	2.68
Appreciation in Reais R$ Scenario III + 25%	6.71
Appreciation in Reais R$ Scenario IV+ 50%	$ 8.05
Maturity Date Thirty Four [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	USD
Maturity	Jun. 30, 2022
Probable scenario	$ 5.37
Devaluation in reais R$ Scenario I - 25%	4.03
Devaluation in reais R$ Scenario II - 50%	2.69
Appreciation in Reais R$ Scenario III + 25%	6.71
Appreciation in Reais R$ Scenario IV+ 50%	$ 8.06
Maturity Date Thirty Five [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	USD
Maturity	Jul. 26, 2022
Probable scenario	$ 5.4
Devaluation in reais R$ Scenario I - 25%	4.05
Devaluation in reais R$ Scenario II - 50%	2.7
Appreciation in Reais R$ Scenario III + 25%	6.75
Appreciation in Reais R$ Scenario IV+ 50%	$ 8.09
Maturity Date Thirty Six [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	USD
Maturity	Jul. 28, 2022
Probable scenario	$ 5.4
Devaluation in reais R$ Scenario I - 25%	4.05
Devaluation in reais R$ Scenario II - 50%	2.7
Appreciation in Reais R$ Scenario III + 25%	6.75
Appreciation in Reais R$ Scenario IV+ 50%	$ 8.1
Maturity Date Thirty Seven [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	USD
Maturity	Nov. 23, 2022
Probable scenario	$ 5.52
Devaluation in reais R$ Scenario I - 25%	4.14
Devaluation in reais R$ Scenario II - 50%	2.76
Appreciation in Reais R$ Scenario III + 25%	6.9
Appreciation in Reais R$ Scenario IV+ 50%	$ 8.28
Maturity Date Thirty Eight [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	USD
Maturity	Jan. 30, 2023
Probable scenario	$ 5.59
Devaluation in reais R$ Scenario I - 25%	4.19
Devaluation in reais R$ Scenario II - 50%	2.8
Appreciation in Reais R$ Scenario III + 25%	6.99
Appreciation in Reais R$ Scenario IV+ 50%	$ 8.39
Maturity Date Thirty Nine [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	USD
Maturity	May 30, 2023
Probable scenario	$ 5.73
Devaluation in reais R$ Scenario I - 25%	4.3
Devaluation in reais R$ Scenario II - 50%	2.87
Appreciation in Reais R$ Scenario III + 25%	7.16
Appreciation in Reais R$ Scenario IV+ 50%	$ 8.6
Maturity Date Fourty [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	USD
Maturity	Jun. 30, 2023
Probable scenario	$ 5.76
Devaluation in reais R$ Scenario I - 25%	4.32
Devaluation in reais R$ Scenario II - 50%	2.88
Appreciation in Reais R$ Scenario III + 25%	7.2
Appreciation in Reais R$ Scenario IV+ 50%	$ 8.65
Maturity Date Fourty One [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	USD
Maturity	Jul. 31, 2023
Probable scenario	$ 5.8
Devaluation in reais R$ Scenario I - 25%	4.35
Devaluation in reais R$ Scenario II - 50%	2.9
Appreciation in Reais R$ Scenario III + 25%	7.25
Appreciation in Reais R$ Scenario IV+ 50%	$ 8.7
Maturity Date Fourty Two [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	USD
Maturity	Mar. 01, 2024
Probable scenario	$ 6.04
Devaluation in reais R$ Scenario I - 25%	4.53
Devaluation in reais R$ Scenario II - 50%	3.02
Appreciation in Reais R$ Scenario III + 25%	7.55
Appreciation in Reais R$ Scenario IV+ 50%	$ 9.06
Maturity Date Fourty Three [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	USD
Maturity	Apr. 30, 2024
Probable scenario	$ 6.11
Devaluation in reais R$ Scenario I - 25%	4.58
Devaluation in reais R$ Scenario II - 50%	3.05
Appreciation in Reais R$ Scenario III + 25%	7.63
Appreciation in Reais R$ Scenario IV+ 50%	$ 9.16
Maturity Date Fourty four [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Interest
Maturity	Nov. 23, 2021
Probable scenario	6.04%
Devaluation in reais R$ Scenario I - 25%	4.53%
Devaluation in reais R$ Scenario II - 50%	3.02%
Appreciation in Reais R$ Scenario III + 25%	7.55%
Appreciation in Reais R$ Scenario IV+ 50%	9.06%
Maturity Date Fourty five [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Interest
Maturity	Aug. 15, 2023
Probable scenario	7.66%
Devaluation in reais R$ Scenario I - 25%	5.75%
Devaluation in reais R$ Scenario II - 50%	3.83%
Appreciation in Reais R$ Scenario III + 25%	9.58%
Appreciation in Reais R$ Scenario IV+ 50%	11.49%
Maturity Date Fourty six [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		Soybean
Price		R$/bag
Market		CBOT
Maturity		Jul. 03, 2020
Probable scenario		$ 106.76
Devaluation in reais R$ Scenario I - 25%		80.07
Devaluation in reais R$ Scenario II - 50%		53.38
Appreciation in Reais R$ Scenario III + 25%		133.45
Appreciation in Reais R$ Scenario IV+ 50%		$ 160.14
Maturity Date Fourty seven [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		Soybean
Price		R$/bag
Market		CBOT
Maturity		Nov. 13, 2020
Probable scenario		$ 106.51
Devaluation in reais R$ Scenario I - 25%		79.88
Devaluation in reais R$ Scenario II - 50%		53.26
Appreciation in Reais R$ Scenario III + 25%		133.14
Appreciation in Reais R$ Scenario IV+ 50%		$ 159.77
Maturity Date Fourty eight [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		Soybean
Price		R$/bag
Market		CBOT
Maturity		Dec. 28, 2020
Probable scenario		$ 106.67
Devaluation in reais R$ Scenario I - 25%		80
Devaluation in reais R$ Scenario II - 50%		53.34
Appreciation in Reais R$ Scenario III + 25%		133.34
Appreciation in Reais R$ Scenario IV+ 50%		$ 160.01
Maturity Date Fourty nine [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		Soybean
Price		R$/bag
Market		CBOT
Maturity		Feb. 19, 2021
Probable scenario		$ 106.09
Devaluation in reais R$ Scenario I - 25%		79.57
Devaluation in reais R$ Scenario II - 50%		53.05
Appreciation in Reais R$ Scenario III + 25%		132.61
Appreciation in Reais R$ Scenario IV+ 50%		$ 159.14
Maturity Date Fifty [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		Soybean
Price		R$/bag
Market		CBOT
Maturity		Jun. 25, 2021
Probable scenario		$ 106.67
Devaluation in reais R$ Scenario I - 25%		80
Devaluation in reais R$ Scenario II - 50%		53.34
Appreciation in Reais R$ Scenario III + 25%		133.34
Appreciation in Reais R$ Scenario IV+ 50%		$ 160.01
Maturity Date Fifty one [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		Corn
Price		R$/bag
Market		CBOT
Maturity		Jul. 15, 2020
Probable scenario		$ 48.1
Devaluation in reais R$ Scenario I - 25%		36.08
Devaluation in reais R$ Scenario II - 50%		24.05
Appreciation in Reais R$ Scenario III + 25%		60.13
Appreciation in Reais R$ Scenario IV+ 50%		$ 72.15
Maturity Date Fifty two [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		Corn
Price		R$/bag
Market		CBOT
Maturity		Jul. 16, 2020
Probable scenario		$ 46.26
Devaluation in reais R$ Scenario I - 25%		34.7
Devaluation in reais R$ Scenario II - 50%		23.13
Appreciation in Reais R$ Scenario III + 25%		57.83
Appreciation in Reais R$ Scenario IV+ 50%		$ 69.39
Maturity Date Fifty three [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		Corn
Price		R$/bag
Market		CBOT
Maturity		Sep. 15, 2020
Probable scenario		$ 46.26
Devaluation in reais R$ Scenario I - 25%		34.7
Devaluation in reais R$ Scenario II - 50%		23.13
Appreciation in Reais R$ Scenario III + 25%		57.83
Appreciation in Reais R$ Scenario IV+ 50%		$ 69.39
Maturity Date Fifty four [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		Corn
Price		R$/bag
Market		CBOT
Maturity		Sep. 16, 2020
Probable scenario		$ 46.26
Devaluation in reais R$ Scenario I - 25%		34.7
Devaluation in reais R$ Scenario II - 50%		23.13
Appreciation in Reais R$ Scenario III + 25%		57.83
Appreciation in Reais R$ Scenario IV+ 50%		$ 69.39
Maturity Date Fifty five [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		Corn
Price		R$/bag
Market		CBOT
Maturity		Aug. 27, 2021
Probable scenario		$ 47.44
Devaluation in reais R$ Scenario I - 25%		35.58
Devaluation in reais R$ Scenario II - 50%		23.72
Appreciation in Reais R$ Scenario III + 25%		59.3
Appreciation in Reais R$ Scenario IV+ 50%		$ 71.16
Maturity Date Fifty six [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		Fed cattle
Price		R$/arroba
Market		OTC/Stock Exchange
Maturity		Oct. 30, 2020
Probable scenario		$ 215.85
Devaluation in reais R$ Scenario I - 25%		161.89
Devaluation in reais R$ Scenario II - 50%		107.93
Appreciation in Reais R$ Scenario III + 25%		269.81
Appreciation in Reais R$ Scenario IV+ 50%		$ 323.78
Maturity Date Fifty seven [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		Ethanol
Price		R$/m3
Market		CBOT
Maturity		Nov. 13, 2020
Probable scenario		$ 110.25
Devaluation in reais R$ Scenario I - 25%		82.69
Devaluation in reais R$ Scenario II - 50%		55.13
Appreciation in Reais R$ Scenario III + 25%		137.81
Appreciation in Reais R$ Scenario IV+ 50%		$ 165.38
Maturity Date Fifty eight [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		Ethanol
Price		R$/m3
Market		CBOT
Maturity		Dec. 08, 2020
Probable scenario		$ 110.25
Devaluation in reais R$ Scenario I - 25%		82.69
Devaluation in reais R$ Scenario II - 50%		55.13
Appreciation in Reais R$ Scenario III + 25%		137.81
Appreciation in Reais R$ Scenario IV+ 50%		$ 165.38
Maturity Date Fifty nine [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		USD
Maturity		Aug. 31, 2020
Probable scenario		$ 5.45
Devaluation in reais R$ Scenario I - 25%		4.09
Devaluation in reais R$ Scenario II - 50%		2.73
Appreciation in Reais R$ Scenario III + 25%		6.81
Appreciation in Reais R$ Scenario IV+ 50%		$ 8.18
Maturity Date Sixty [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		USD
Maturity		Nov. 30, 2020
Probable scenario		$ 5.46
Devaluation in reais R$ Scenario I - 25%		4.1
Devaluation in reais R$ Scenario II - 50%		2.73
Appreciation in Reais R$ Scenario III + 25%		6.83
Appreciation in Reais R$ Scenario IV+ 50%		$ 8.19
Maturity Date Sixty one [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		USD
Maturity		Jun. 28, 2021
Probable scenario		$ 5.5
Devaluation in reais R$ Scenario I - 25%		4.13
Devaluation in reais R$ Scenario II - 50%		2.75
Appreciation in Reais R$ Scenario III + 25%		6.88
Appreciation in Reais R$ Scenario IV+ 50%		$ 8.25
Maturity Date Sixty two [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		USD
Maturity		Jun. 29, 2021
Probable scenario		$ 5.5
Devaluation in reais R$ Scenario I - 25%		4.13
Devaluation in reais R$ Scenario II - 50%		2.75
Appreciation in Reais R$ Scenario III + 25%		6.88
Appreciation in Reais R$ Scenario IV+ 50%		$ 8.25
Maturity Date sixty three [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		USD
Maturity		Jun. 30, 2021
Probable scenario		$ 5.5
Devaluation in reais R$ Scenario I - 25%		4.13
Devaluation in reais R$ Scenario II - 50%		2.75
Appreciation in Reais R$ Scenario III + 25%		6.88
Appreciation in Reais R$ Scenario IV+ 50%		$ 8.25
Maturity Date sixty Four [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		USD
Maturity		Jul. 15, 2021
Probable scenario		$ 5.51
Devaluation in reais R$ Scenario I - 25%		4.13
Devaluation in reais R$ Scenario II - 50%		2.76
Appreciation in Reais R$ Scenario III + 25%		6.89
Appreciation in Reais R$ Scenario IV+ 50%		$ 8.27
Maturity Date sixty Five [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		USD
Maturity		Nov. 16, 2021
Probable scenario		$ 5.56
Devaluation in reais R$ Scenario I - 25%		4.17
Devaluation in reais R$ Scenario II - 50%		2.78
Appreciation in Reais R$ Scenario III + 25%		6.95
Appreciation in Reais R$ Scenario IV+ 50%		$ 8.34
Maturity Date sixty six [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		USD
Maturity		Nov. 17, 2021
Probable scenario		$ 5.56
Devaluation in reais R$ Scenario I - 25%		4.17
Devaluation in reais R$ Scenario II - 50%		2.78
Appreciation in Reais R$ Scenario III + 25%		6.95
Appreciation in Reais R$ Scenario IV+ 50%		$ 8.34
Maturity Date sixty seven [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		Interest
Maturity		Aug. 15, 2023
Probable scenario		4.67%
Devaluation in reais R$ Scenario I - 25%		3.50%
Devaluation in reais R$ Scenario II - 50%		2.34%
Appreciation in Reais R$ Scenario III + 25%		5.84%
Appreciation in Reais R$ Scenario IV+ 50%		7.01%